RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
Activity on the Treppel Credit Line Agreement during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Balance of Credit Line at beginning of Fiscal Year	$—	$—
Draws on credit line	600,000	—
Repayment of credit line	—	—
Balance of Credit Line at end of Fiscal Year	$600,000	$—

Interest expense accrued	$22,493	$—
Interest expense paid	9,342	—
Interest owed as of March 31,	$13,151	$—